Equity (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Stockholders Equity Note [Line Items]
Capital (distributed)/contributed (non-cash)		$ 385.0	$ 5.6	$ 344.0
Member's equity decrease during the year			$ 6.0	$ 5.3
Corelink [Member]
Stockholders Equity Note [Line Items]
Business acquisition, equity interest issued or issuable, number of shares	301,949
Business acquisition, equity interest issued or issuable, value assigned	$ 1.6